Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Other Intangible Assets [Abstract]
Other Intangible Assets, Net

Note 8. Other Intangible Assets, Net

Other intangible assets consisted of the following:

	December 31, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(236,375)	$62,725	$304,601	$(220,420)	$84,181
Patents	10,127	(5,752)	4,375	19,708	(14,279)	5,429
Trademarks and trade names	26,212	(19,067)	7,145	27,248	(18,245)	9,003
Customer relationships	102,984	(70,353)	32,631	106,203	(63,435)	42,768
Capitalized software development costs	19,540	(19,142)	398	19,541	(18,800)	741
	$457,963	$(350,689)	$107,274	$477,301	$(335,179)	$142,122

Amortization expense

Amortization expense relating to intangible assets for the years ended December 31, 2018, 2017 and 2016, was approximately $32.4 million, $35.0 million and $59.0 million, respectively. The decrease in amortization expense in 2017 was primarily due to change in the estimated useful lives of certain intangibles assets, which reduced the Company's amortization expense by $20.5 million and resulted in a decrease of $18.3 million in the Company's net loss and a decrease of $0.35 in the Company's basic and diluted loss per share.

The decrease in the Company's other intangible assets carrying amount, net of impairment and the corresponding accumulated amortization, as of December 31, 2018 resulted from Solidscape divestment, which is described in Note 2.

As of December 31, 2018, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization
expense
Year ending December 31,	(U.S. $ in thousands)
2019	$29,274
2020	28,934
2021	28,775
2022	7,791
2023	8,106
Thereafter	4,394
Total	$107,274

During 2018, 2017 and 2016, the Company recorded impairment charges of $2.2 million, $2.2 million and $17.9 million, respectively, related to certain of its intangible assets.